EVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	6 Months Ended
Feb. 28, 2025
Revenue from Contract with Customer [Abstract]
Schedule of disaggregation of revenue

	Six Months Ended
	February 28, 2025	February 29, 2024
Revenues from the sale of mining equipment - net	$717,147	$190,192
Revenue from hosting, net	–	21,980
Revenue from self-mining	2,001,105	1,190,749
Total revenue	$2,718,252	$1,402,921